Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)
This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2024	2023
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – third program (b)
Fourth - single series	Interseguro	7.09375%	Semi-annually	2034	US$34,780	130,912	—
Third - single series	Interseguro	4.84375%	Semi-annually	2030	US$25,000	94,100	92,725
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	—	74,180
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	—	74,102
						225,012	241,007
Corporate bonds – fourth program (b)
First (single series)	Interseguro	6.75%	Semi-annually	2034	US$28,706	108,049	—

Negotiable certificates of deposit – second program
First (A series)	Interbank	5.21875%	Annual	2025	S/112,964	110,010	—
First (B Series)	Interbank	4.9375%	Annual	2025	S/138,435	133,852	—
First (C Series)	Interbank	4.59375%	Annual	2025	S/102,000	97,643	—
						341,505	—

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						824,566	391,007
International issuances
Subordinated bonds (c)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,124,502	1,107,228
Corporate bonds	Interbank	5.000%	Semi-annually	2026	S/312,000	311,788	311,644
Corporate bonds (d)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,501,894	1,477,909
Senior bonds (e)	IFS	4.125%	Semi-annually	2027	US$300,000	1,062,514	1,045,258
Subordinated bonds (f)	Interbank	7.625%	Semi-annually	2034	US$300,000	1,122,122	—
Subordinated bonds (g)	Interbank	6.625%	Semi-annually	2029	US$300,000	—	1,112,438
Total international issuances						5,122,820	5,054,477
Total local and international issuances						5,947,386	5,445,484
Interest payable						128,047	106,145
Total						6,075,433	5,551,629

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(i)
As of December 31, 2024 and 2023, the repayment schedule of these obligations is as follows:

Year	2024	2023
	S/(000)	S/(000)
2024	—	71,709
2025	430,884	—
2026	1,813,682	1,789,553
2027	1,069,661	1,052,011
2028 onwards	2,761,206	2,638,356
Total	6,075,433	5,551,629